UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CSat Investment Advisory, L.P.
Address: 625 Avis Drive
         Ann Arbor, Michigan  48108

13F File Number:  028-13818

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Cattier
Title:     Manager of the General Partner
Phone:     734.623.1320

Signature, Place, and Date of Signing:

 /s/ John Cattier     Ann Arbor, Michigan/USA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $239,776 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106    14932    59520 SH       SOLE                    59520
APPLE INC                      COM              037833100    23151    43502 SH       SOLE                    43502
ATMOS ENERGY CORP              COM              049560105     2267    64556 SH       SOLE                    64556
CENTERPOINT ENERGY INC         COM              15189T107     1708    88708 SH       SOLE                    88708
COSTCO WHSL CORP NEW           COM              22160K105    13264   134343 SH       SOLE                   134343
DISH NETWORK CORP              CL A             25470M109    10502   288516 SH       SOLE                   288516
DR PEPPER SNAPPLE GROUP INC    COM              26138E109    10471   237004 SH       SOLE                   237004
GOOGLE INC                     CL A             38259P508    11563    16346 SH       SOLE                    16346
HEINZ H J CO                   COM              423074103    10561   183104 SH       SOLE                   183104
IAC INTERACTIVECORP            COM PAR $.001    44919P508    10594   224249 SH       SOLE                   224249
INTERCONTINENTAL HTLS GRP PL   SPON ADR NEW 12  45857P400     9611   345453 SH       SOLE                   345453
JETBLUE AIRWAYS CORP           COM              477143101    10928  1910422 SH       SOLE                  1910422
JPMORGAN CHASE & CO            COM              46625H100    10745   244380 SH       SOLE                   244380
NIKE INC                       CL B             654106103     8889   172270 SH       SOLE                   172270
NORDSTROM INC                  COM              655664100    12089   225958 SH       SOLE                   225958
PAPA JOHNS INTL INC            COM              698813102    11969   217898 SH       SOLE                   217898
PROGRESSIVE CORP OHIO          COM              743315103     9841   466383 SH       SOLE                   466383
SEMPRA ENERGY                  COM              816851109     2896    40829 SH       SOLE                    40829
TD AMERITRADE HLDG CORP        COM              87236Y108     8925   530907 SH       SOLE                   530907
UNILEVER N V                   N Y SHS NEW      904784709    10940   285628 SH       SOLE                   285628
WHIRLPOOL CORP                 COM              963320106    16710   164226 SH       SOLE                   164226
WHOLE FOODS MKT INC            COM              966837106    17220   188895 SH       SOLE                   188895